Document and Entity Information	12 Months Ended
Feb. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2011
Registrant Name	PYXIS FUNDS II
Central Index Key	0000891079
Amendment Flag	false
Document Creation Date	Oct. 30, 2012
Document Effective Date	Oct. 30, 2012
Prospectus Date	Feb. 01, 2012